Property, Plant and Equipment - Schedule of Net Book Value of Property, Plant and Equipment (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Schedule of Net Book Value of Property, Plant and Equipment [Line Items]
Net book value	$ 19,630	$ 17,954	$ 16,783
Land [Member]
Schedule of Net Book Value of Property, Plant and Equipment [Line Items]
Net book value	1,416	1,398	1,415
Buildings [Member]
Schedule of Net Book Value of Property, Plant and Equipment [Line Items]
Net book value	3,918	3,933	4,118
Machinery and Equipment [Member]
Schedule of Net Book Value of Property, Plant and Equipment [Line Items]
Net book value	8,327	8,082	8,067
Transportation equipment [Member]
Schedule of Net Book Value of Property, Plant and Equipment [Line Items]
Net book value	80	78	77
Furniture, mixtures and computer equipment [Member]
Schedule of Net Book Value of Property, Plant and Equipment [Line Items]
Net book value	73	70	70
Constructions and machinery in- progress [Member]
Schedule of Net Book Value of Property, Plant and Equipment [Line Items]
Net book value	$ 5,816	$ 4,393	$ 3,036